Investment in Joint Ventures and Associates - Most Significant Investment in Joint Ventures and Associates (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Most Significant Investment in Joint Ventures and Associates
Ownership interest	50.00%
Rombo Cia Financiera SA
Most Significant Investment in Joint Ventures and Associates
Total assets	$ 23,038,410	$ 27,438,190
Total liabilities	21,177,890	23,658,081
Equity	1,860,520	3,780,109
Losses	$ (1,919,588)	$ (1,785,392)
Ownership interest	40.00%	40.00%